SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES (Details) - USD ($)	Jun. 30, 2026	Jun. 30, 2025
Income Tax Disclosure [Abstract]
Net operating loss carry-forwards	$ 346,807	$ 259,808
Accrued cost and expense		36,030
Provision for warranty liability	49,282	21,106
Lease expense	507	492
Less: valuation allowance	(396,596)	(317,436)
Deferred tax assets, net of valuation allowance